EQUITY ACCOUNTED INVESTMENTS - Change in Equity Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	May 31, 2022
Disclosure of detailed information about business combination [line items]
Balance at beginning of year			$ 1,480	$ 1,690	$ 1,690
Acquisitions through business combinations			339		20
Additions			126		430
Impairment losses			0		(29)
Dispositions			0		(534)
Share of net income	$ 41	$ 7	91	$ 36	13
Share of other comprehensive income (loss)			(1)		(16)
Distributions received			(92)		(89)
Foreign currency translation			(3)		(5)
Balance at end of period	$ 1,940		$ 1,940		$ 1,480
CUPA Finance
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						23.00%
Consideration transferred						$ 100